Reconciliation of Effective Tax Rate Related to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	23.85%
Foreign tax differential	10.14%	3.43%	1.10%
Reversal of deferred withholding tax liabilities			285.84%
Non-deductible items - bad debts		(0.22%)
Other non-deductible expenses	(7.01%)	(3.50%)	(44.79%)
Changes in unrecognized tax benefits		17.17%
Cumulative effect of initially applying new accounting standards	13.13%
Change in deferred tax assets and valuation allowance	(43.38%)	(42.02%)	13.43%
Change in tax rate		0.15%
Other	3.12%	0.99%	6.33%
Effective rate			285.76%